Investment Risks - Yorkville America MANGOS Plus Index ETF	Aug. 31, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, overall market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and the prices of securities may decline due to factors affecting securities markets generally or particular industries represented in the markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, social unrest, natural disasters or other events could have a significant negative impact on the Fund and its investments.

MANGO Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
MANGO Companies Risk. The Fund's investment strategy is dependent upon its exposure to a limited number of companies that the Adviser identifies as "MANGO Companies." The MANGO Companies are expected to represent the Fund's core holdings and may constitute a substantial portion of the Fund's investment exposure. As a result, the Fund's performance may be significantly affected by the performance of a relatively small number of companies.

The MANGO Companies may be subject to risks associated with artificial intelligence, software, internet platforms, cloud computing, advanced computing infrastructure, digital advertising, social media, semiconductor technologies, data centers, and other rapidly evolving technologies. The performance of these companies may be affected by competition, technological innovation, cybersecurity incidents, intellectual property disputes, regulatory developments, litigation, changes in consumer preferences, capital spending trends, and market expectations regarding future growth and profitability.

Certain MANGO Companies may be privately held companies. Information regarding such companies may be limited, and the Fund's exposure may be obtained through derivative instruments rather than direct ownership of securities. The Fund's returns may be adversely affected if one or more MANGO Companies experience operational difficulties, fail to meet market expectations, lose competitive advantages, or are otherwise negatively affected by market, economic, technological, or regulatory developments. Because the Fund's investment exposure is focused on a limited number of MANGO Companies, the Fund may be more volatile than funds with broader diversification.

AI Infrastructure Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
AI Infrastructure Companies Risk. The Fund's investment strategy includes exposure to a group of companies identified by the Adviser as the "AI Infrastructure Companies." The Adviser believes these companies are among the primary beneficiaries of artificial intelligence ("AI") adoption, infrastructure investment, advanced computing, data storage, networking, semiconductor demand, and related technological trends. The Fund's performance may be significantly affected by the performance of these companies and by developments affecting the industries and markets in which they operate.

The AI Infrastructure Companies are generally concentrated in industries associated with semiconductors, computing hardware, memory, storage, networking, data center infrastructure, AI accelerators, custom silicon, and related technologies. Companies operating in these industries may be subject to rapid technological change, product obsolescence, pricing pressure, supply chain disruptions, manufacturing constraints, customer concentration, capital spending cycles, and intense competition. The success of many AI Infrastructure Companies may depend on continued growth in AI-related spending, data center investment, cloud computing demand, semiconductor demand, and the adoption of AI technologies.

The Index Provider may add, remove, or replace one or more AI Infrastructure Companies over time based on its assessment of technological leadership, competitive positioning, valuation, market opportunities, and other factors. There can be no assurance that the Adviser's identification of current or future AI Infrastructure Companies will be successful. If AI adoption, infrastructure spending, or related technological trends develop more slowly than expected, or if one or more AI Infrastructure Companies fail to benefit from such trends as anticipated, the Fund's performance may be adversely affected. Because the Fund's exposure may be focused on a relatively small number of issuers that share similar economic characteristics, the Fund may be more volatile than funds with broader diversification.

Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, rapid technological change, obsolescence of existing technology, general economic conditions, cybersecurity incidents, supply chain disruptions, and government regulation, and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company's profitability.

A relatively small number of companies represent a significant portion of the technology sector, and the Fund's performance may be significantly affected by developments impacting such companies. In addition, technology companies involved in artificial intelligence, semiconductors, cloud computing, networking, data centers, software, and related technologies may be dependent on continued innovation, substantial capital expenditures, access to computing infrastructure, and market acceptance of new technologies. A rising interest rate environment may negatively affect technology companies because companies seeking to finance expansion may face increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may be affected by intense competition, pricing pressure, changing consumer preferences, research and development costs, substantial capital requirements, government regulation, and evolving legal and regulatory requirements relating to privacy, data usage, content moderation, advertising practices, and competition.

Communication services companies may be significantly affected by fluctuating domestic and international demand, shifting demographics, changes in consumer behavior, and often unpredictable changes in consumer tastes. Many communication services companies depend heavily on user engagement, advertising revenues, network effects, data collection and analysis, and the continued growth and adoption of digital platforms and services. While all companies may be susceptible to cybersecurity incidents, communication services companies may be particular targets of hacking, theft of proprietary or consumer information, misinformation campaigns, service disruptions, and other cyber-related events, any of which could have a material adverse effect on their businesses.

Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Companies Risk. The Fund's investments are focused on companies that the Adviser believes are involved in the development, commercialization, deployment, infrastructure, or adoption of artificial intelligence ("AI") and related technologies. As a result, the Fund's performance may be significantly affected by developments impacting AI-related companies and industries.

Companies involved in AI and related technologies may face intense competition, rapid technological change, evolving industry standards, intellectual property disputes, cybersecurity risks, regulatory scrutiny, supply chain disruptions, and changing customer demand. The commercial success of AI technologies may depend upon continued technological innovation, market acceptance, access to data, computing resources, semiconductor availability, skilled personnel, and significant capital investment. Many AI technologies, products, and business models remain relatively new and may not achieve expected levels of adoption, profitability, or commercial success.

The AI industry is subject to evolving legal, regulatory, ethical, and political considerations, including those relating to privacy, data usage, intellectual property, algorithmic bias, transparency, misinformation, consumer protection, competition, and national security. Changes in regulation or public perception could adversely affect companies in which the Fund invests. Because the Fund's investments may be concentrated in a relatively narrow segment of the economy, the Fund may experience greater volatility and may be more susceptible to adverse economic, market, technological, or regulatory developments than a fund with broader investment exposure.

Private Company Exposure RiskMember
Prospectus [Line Items]
Risk [Text Block]
Private Company Exposure Risk. The Fund expects to obtain its primary exposure to OpenAI and Anthropic through total return swaps referencing the private-company components of the Underlying Index. To the extent available and consistent with the Index methodology, the Fund may also hold a portion of its exposure to OpenAI and Anthropic through direct or indirect investments in the private securities of those companies; while any such direct or indirect holdings are expected to represent a relatively small component of the Fund's overall exposure to OpenAI and Anthropic, such holdings subject the Fund to additional risks beyond those associated with swap-based exposure. This risk is separate from the Index Construction Risk described below, which relates to the methodology used to price and weight the private-company components of the Underlying Index itself, rather than to the Fund's own holdings of private company exposure.

Private companies, such as OpenAI and Anthropic, are not subject to the same disclosure, reporting, governance, and regulatory requirements as publicly traded companies. As a result, information regarding private companies may be limited, less current, less transparent, and less readily available than information regarding public companies. In addition, direct or indirect investments in private securities are typically illiquid: there is no public trading market for such securities, transfers may be restricted by contract or subject to a right of first refusal or consent of the issuer, and the Fund may be unable to sell such investments when it wishes to do so, or may only be able to do so at a substantial discount to their estimated value. Because such investments may be treated as illiquid under the Fund's liquidity risk management program, a significant allocation to directly held private securities could affect the Fund's ability to meet redemptions in a timely manner.

The value of private companies, and of the Fund's direct or indirect investments in them, may be difficult to determine and may be based on financing transactions, secondary market activity, valuation models, or other estimates that may not accurately reflect the price at which an investment could be sold. Where the Fund holds private securities directly, their value will generally be determined in good faith pursuant to fair valuation procedures, which involve subjective judgment and may differ from the value ultimately realized through an initial public offering, acquisition, secondary transaction, or other liquidity event. Private company investments and instruments referencing private companies may be less liquid, more volatile, and more difficult to value than investments in publicly traded companies and may be subject to substantial fluctuations in value.

Underlying Index Construction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Underlying Index Construction Risk. The Underlying Index's methodology for assigning weight to Anthropic and OpenAI (the two MANGOS Companies that are privately held and not yet publicly traded) depends on market information about companies for which reliable, independent pricing is inherently limited. Each such company's weighting is capped at 5% of the Underlying Index and may be set lower under a liquidity-based formula that draws on available market information, which may include secondary market transactions, institutional funding rounds, and/or pre-IPO derivatives markets, including perpetual futures markets, referencing such companies. Because these markets and data sources are still developing, may involve infrequent transactions, and may reflect the views of a limited number of market participants, the values and weightings the Index Provider derives from them may not accurately reflect what the companies would be worth in an arm's-length sale, an initial public offering, or another liquidity event based on fair market value, and may change materially, and at times abruptly, as new information becomes available.

Perpetual futures contracts, one of the data sources the Index methodology may draw upon, present additional limitations of their own. These contracts generally have no stated expiration date and rely on periodic funding payments or other adjustments intended to keep the contract's value aligned with the private company it references; there is no assurance these mechanisms will be effective, and markets for such contracts may be relatively new, illiquid, and subject to limited trading volume, price volatility, valuation uncertainty, and operational, exchange or platform, and (where applicable) counterparty risk. Pricing derived from the perpetual futures market for a pre-IPO issuer may therefore be viewed as speculative and based on imperfect information, and the resulting market may be inefficient.

Because the Fund seeks exposure to Anthropic and OpenAI primarily through total return swaps referencing their respective components of the Underlying Index, any limitation, inconsistency, or volatility in how the Index methodology prices and weights these companies is passed through directly to the value of the Fund's related swap positions and, in turn, to Fund performance. The weighting assigned to Anthropic or OpenAI may be materially less than 5% of the Underlying Index as a result of these limitations. Following an initial public offering by either company, its weighting would no longer be subject to the pre-IPO limitations described above and would be adjusted in accordance with the Index methodology.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund may utilize derivatives, including total return swaps, and similar instruments, to obtain investment exposure, manage portfolio construction, or for other investment purposes. Derivatives may be more sensitive to changes in market conditions than direct investments in the underlying securities and may amplify gains and losses. Small changes in the value of an underlying asset may result in disproportionately large changes in the value of a derivative position.

Derivatives involve additional risks, including imperfect correlation between the derivative and the underlying asset, liquidity risk, valuation risk, counterparty risk, operational risk, and the risk that a derivative position cannot be closed when desired. The Fund's use of derivatives may increase portfolio volatility and may cause the Fund to lose more than it would have lost through direct investments in the underlying assets alone.

•Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.
The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns.
Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Concentration and Non-Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration and Non-Diversification Risk. The Fund intends to maintain concentrated exposure to a relatively small number of issuers that comprise the MANGO PLUS Group of companies, which include the issuers the Adviser believes are among the most significant participants in AI development, commercialization, and infrastructure deployment. as of the date of this prospectus, the MANGO PLUS Group of companies are comprised of issuers assigned to one or more industries within the technology sector. As a result, the Fund may be more volatile than funds with more diversified portfolios and may be more susceptible to adverse economic, market, technological, regulatory, political, or other developments affecting particular companies, industries, or sectors. The Fund's performance may be closely tied to the performance of the MANGO Companies, the AI Infrastructure Companies, and other companies that the Adviser believes are involved in or benefit from AI and related technologies.

Growth Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The Fund invests primarily in equity securities, which are subject to market risks that may cause their prices to fluctuate over time. The value of equity securities may decline due to general market conditions, economic trends or factors affecting specific issuers or industries. Equity markets historically have experienced periods of significant volatility.

Micro-, Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-, Small- and Mid-Capitalization Company Risk. The Fund may invest in companies of any market capitalization, including micro-, small- and mid-capitalization companies. These companies may be more volatile, less liquid and more susceptible to adverse developments than larger companies. They may have more limited product lines, operating histories and financial resources.

ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Trading Risk. Shares of the Fund are listed for trading on an exchange and may be bought and sold in the secondary market at market prices. The market price of Shares may be above (premium) or below (discount) the Fund’s net asset value (“NAV”). There can be no guarantee that an active trading market for Shares will develop or be maintained, or that the Shares will trade with any volume, or at all.

Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the MANGOS Plus Index Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The MANGOS Plus Index Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the MANGOS Plus Index Subsidiary, will not have all the protections offered to investors in registered investment companies.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. The Fund intends to utilize its Cayman Islands subsidiary to comply with applicable RIC requirements. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.